Summary of Significant Accounting Policies - Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stock, anti-dilutive	1,559,482	1,018,401	1,350,625	696,838
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stock, anti-dilutive		662,921		324,184
Warrants [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stock, anti-dilutive	990,000	4,159	961,667	2,034
Stock options [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stock, anti-dilutive	231,758	349,476	329,395	369,092
Convertible Notes [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stock, anti-dilutive	337,724		58,824
Unvested restricted stock units [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stock, anti-dilutive		1,846	739	1,528